Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2016, filed with the SEC on April 28, 2017. There have been no material changes to these policies in the six-month period ended June 30, 2017, other than as disclosed below:

Revenue

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2017 and 2016 were:

	Six-month period ended June 30,
Customer	2017	2016
A	19%	-
B	14%	-
C	12%	10%
D	10%	-
E	-	20%
F	-	15%
Total	55%	45%

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09 Revenue from Contracts with Customers. ASU 2014-09, as amended, is effective beginning January 1, 2018. The Company expects to adopt the provisions of ASU 2014-09 on a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption. The Company expects that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue for voyage charters, whereby the Company's method of determining proportional performance might change to load-to-discharge, as compared to the current recognition method, where a voyage is deemed to commence upon signing the charter party or completion of previous voyage, whichever is later, and is deemed to end upon the completion of the discharge of the delivered cargo. This will result in no revenue being recognized prior to the loading of the current voyage. This change will result in revenue being recognized later in the voyage which may cause additional volatility in revenue and earnings between periods. The Company does not expect that the adoption of ASU 2014-09 will result in a change in the method of recognizing revenue for time charter agreements, as time charter agreement revenue will be accounted for under the new leases accounting standard, effective beginning January 1, 2019. The Company is evaluating the impact of the revenue standard and reviewing historical contracts to quantify the impact that the adoption of the standard will have on specific performance obligations. The Company is considering the business assumptions, processes, systems and controls to fully determine revenue recognition and disclosure under the new standard.
Inventories

On January 1, 2017, the Company adopted ASU No. 2015-11, Inventory, effective for the fiscal year ending December 31, 2017 and interim periods within this fiscal year. The adoption of this guidance has had no impact on the Company's results of operations, cash flows and net assets for any period.

Stock-based Compensation

On January 1, 2017, the Company adopted ASU No. 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting, effective for the fiscal year ending December 31, 2017 and interim periods within this fiscal year. The adoption of this guidance has had no impact on the Company's results of operations, cash flows and net assets for any period.

Recent Accounting Pronouncements

In November 2016, the FASB issued ASU No. 2016-18 Statement of Cash Flows (Topic 230) – Restricted Cash which addresses the presentation of changes in restricted cash and restricted cash equivalents in the statement of cash flows. ASU 2016-18 will reduce diversity in how entities present changes in restricted cash and restricted cash equivalents in the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company adopted ASU No. 2016-18 in 2017. The only effect the adoption of ASU No. 2016-18 had on prior-period information is the presentation of the restricted cash on the statement of cash flows. Specifically, the line item Restricted cash released/(retained) was removed from the Cash flows from financing activities section of the statement of cash flows and the beginning period and ending period cash balances now include restricted cash. Comparative interim period of the statement of cash flow has been retrospectively adjusted to reflect the adoption of ASU No. 2016-18.

In January 2017, the FASB issued ASU No. 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323). ASU 2017-03 amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to Consolidated Financial Statements was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with Staff Accounting Bulletin (SAB) Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this new accounting guidance did not have a material effect on the Company's Consolidated Financial Statements.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718). ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. ASU 2017-09 allows companies to make certain changes to awards without accounting for them as modifications. It does not change the accounting for modifications. ASU 2017-09 is effective for annual periods, and interim periods within those annual periods, beginning after 15 December 2017 for all entities. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance.